Investments in subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Investments in subsidiaries
Non-current investments	$ 36,382	$ 36,382	$ 5,897
Golden Metal Resources, LLC
Investments in subsidiaries
Non-current investments	$ 30,485	30,485
Intercompany loan receivable converted into capital contribution		30,485
Ownership interest	100.00%
Pilot Metals Inc.
Investments in subsidiaries
Non-current investments	$ 5,880	5,880	5,880
Ownership interest	100.00%
BFM Resources Inc.
Investments in subsidiaries
Non-current investments	$ 17	$ 17	$ 17
Ownership interest	100.00%
Guardian Exploration Ltd
Investments in subsidiaries
Ownership interest	100.00%
Guardian Exploration Inc
Investments in subsidiaries
Ownership interest	100.00%
GMET Tungsten Holding Co.
Investments in subsidiaries
Ownership interest	100.00%
Advance Tungsten Reserve, Inc.
Investments in subsidiaries
Ownership interest	100.00%
Tempiute Inc.
Investments in subsidiaries
Ownership interest	100.00%